Stockholders' Equity, Stock-Based Compensation and Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of Nonvested Restricted Stock Units Activity
The following table summarizes the status of the Company's RSUs for the year ended December 31, 2023:

	RSUs
	2023
(in thousands, except per share amounts)	Quantity	Weighted-Average Grant Date Fair Value Per share
Non-vested beginning of year	—	$—
Granted	18,277	20.63
Vested	—	—
Forfeited	—	—
Non-vested end of year	18,277	$20.63

Schedule of Common Stock Issued and Common Stock Held as Treasury Shares
The following table shows the changes in shares of common stock issued and common stock held as treasury shares for the years ended December 31, 2023, 2022, and 2021.

(in thousands, except per share amounts)	Common Stock Issued	Treasury Stock Held	Common Stock Outstanding
Balance at, December 31, 2020	$6,769	$(289)	$6,480
Stock dividend	255	—	255
Repurchase of common stock	—	(118)	(118)
Balance at, December 31, 2021	$7,024	$(407)	$6,617
Stock dividend	260	—	260
Repurchase of common stock	—	(109)	(109)
Balance at, December 31, 2022	$7,284	$(516)	$6,768
Stock dividend	271	—	271
Balance at, December 31, 2023	$7,555	$(516)	$7,039

Schedule of Change in the Components of the Accumulated Other Comprehensive Loss
The following table summarizes the change in the components of the Company's accumulated other comprehensive income (loss) for the years ended December 31, as indicated.

(in thousands)	Unrealized Income (Loss) on Securities (1)	Unrecognized Net Pension and Postretirement Costs (2)	Accumulated Other Comprehensive Income (Loss)
Balance, December 31, 2021	$362	$2,931	$3,293
Other comprehensive income (loss), before reclassifications	(46,860)	—	(46,860)
Amounts reclassified from accumulated other comprehensive income (loss)	—	2,547	2,547
Other comprehensive income (loss), before tax	(46,860)	2,547	(44,313)
Income tax (expense) benefit	9,841	(535)	9,306
Other comprehensive income (loss), net of tax	(37,019)	2,012	(35,007)
Balance, December 31, 2022	$(36,657)	$4,943	$(31,714)
Other comprehensive income (loss), before reclassifications	10,087	(640)	9,447
Amounts reclassified from accumulated other comprehensive income (loss)	9,148	4,129	13,277
Other comprehensive income (loss), before tax	19,235	3,489	22,724
Income tax expense	(4,039)	(733)	(4,772)
Other comprehensive income (loss), net of tax	15,196	2,756	17,952
Balance, December 31, 2023	$(21,461)	$7,699	$(13,762)

(1)	The pre-tax amounts reclassified from accumulated other comprehensive income (loss) are included in gains (losses) on sale of investment securities in the consolidated statements of income.

(2)	The pre-tax amounts reclassified from accumulated other comprehensive income (loss) are included in the computation of net periodic pension cost. See Note 13.